Condensed Consolidated Statements of Cash Flow (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Cash flow generated by (used in)
Net loss for the period	$ (30,860)	$ (240)	$ (36,327)	$ (10,010)
Adjustments for non-cash items:
Depletion and amortization	1,909	1,392	5,732	3,401
Income tax expense (recovery)	4,921	(1,882)	4,913	(895)
Share-based payment expenses	286	356	1,414	1,497
Interest and accretion expense	744	659	2,512	1,106
Unrealized (gain) loss on currency hedges		(346)	21	673
Loss on disposal of mineral rights				188
Unrealized loss (gain) on marketable securities and purchase warrants	12	276	816	(1,407)
Discount on shares issued to settle payables		122		196
Provision for litigation	22,277		22,277
Impairment loss	752		752
Taxes paid	(50)	(114)	(219)	(262)
Operating cash flows before changes in working capital	(9)	223	1,891	(5,513)
Changes in non-cash working capital
Trade receivables	1,252	(2,467)	1,242	(189)
VAT recoverable	1,071	(166)	2,198	(845)
Inventories	(318)	600	(970)	252
Other assets	169	(210)	(953)	163
Trade and other payables	(813)	483	(257)	576
VAT payable	(864)	377	(2,019)	722
Net cash generated by (used in) operating activities	488	(1,160)	1,132	(4,834)
Investing activities
Purchase of property, plant and equipment	(2,248)	(1,812)	(5,761)	(5,454)
Purchase of mineral rights	(79)	(68)	(154)	(68)
Transaction costs paid on acquisition of Otis Gold Corp.				(1,723)
Payments received under earn-in agreement			75
Loan to Otis Gold Corp., net of cash received on acquisition				(304)
Net cash used in investing activities	(2,327)	(1,880)	(5,840)	(7,549)
Financing activities
Proceeds from issuance of Convertible Debt		12,761		12,761
Proceeds from Credit Facility				5,871
Repayment of Credit Facility		(6,000)		(6,000)
Proceeds from options and warrants exercised		187	36	311
Lease payments	(110)	(97)	(322)	(196)
Interest paid	(10)	(140)	(36)	(423)
Net cash (used in) from financing activities	(120)	6,711	(322)	12,324
Effect of exchange rate changes on cash and cash equivalents	(117)	(128)	50	893
Change in cash and cash equivalents	(2,076)	3,543	(4,980)	834
Cash and cash equivalents - beginning of the period	5,476	3,635	8,380	6,344
Cash and cash equivalents - end of the period	$ 3,400	$ 7,178	$ 3,400	$ 7,178